Fair Value, Assets and Liabilities, Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Assets:
Trading debt securities	$ 97,302	$ 86,155
Available-for-sale debt securities	130,448	113,594
Gross derivative assets	68,095	73,207
Marketable equity securities	19,841	28,383
Equity securities	57,336	64,414
Liabilities:
Total derivative liabilities (gross)	(75,488)	(74,813)
Interest rate contracts [Member]
Assets:
Gross derivative assets	30,816	37,911
Liabilities:
Total derivative liabilities (gross)	(33,407)	(38,636)
Commodity contracts [Member]
Assets:
Gross derivative assets	2,526	5,709
Liabilities:
Total derivative liabilities (gross)	(2,610)	(3,144)
Equity contracts [Member]
Assets:
Gross derivative assets	10,165	8,011
Liabilities:
Total derivative liabilities (gross)	(12,471)	(6,884)
Foreign exchange contracts [Member]
Assets:
Gross derivative assets	24,511	21,537
Liabilities:
Total derivative liabilities (gross)	(26,961)	(26,127)
Credit contracts [Member]
Assets:
Gross derivative assets	77	39
Liabilities:
Total derivative liabilities (gross)	(39)	(22)
Securities of U.S. Treasury and federal agencies [Member]
Assets:
Available-for-sale debt securities	45,467	45,285
Collateralized loan obligations [Member]
Assets:
Available-for-sale debt securities	1,533	3,981
Non-U.S. government securities [Member]
Assets:
Available-for-sale debt securities	164	162
Securities of U.S. states and political subdivisions [Member]
Assets:
Available-for-sale debt securities	20,066	10,445
Federal agency mortgage-backed securities [Member]
Assets:
Available-for-sale debt securities	59,578	48,137
Non-agency mortgage-backed securities [Member]
Assets:
Available-for-sale debt securities	2,749	3,284
Other debt securities [Member]
Assets:
Available-for-sale debt securities	891	2,300
Fair value, recurring [Member]
Assets:
Loans held for sale	2,892	4,220
Gross derivative assets	73,371	78,938
Other assets	49	0
Total assets prior to derivative netting	331,371	320,600
Fair value assets, Derivative netting	(55,148)	(56,164)
Total assets after derivative netting	276,223	264,436
Liabilities:
Total derivative liabilities (gross)	(80,639)	(81,894)
Short-sale and other liabilities	(25,554)	(20,471)
Interest-bearing deposits fair value disclosure	(1,297)	0
Long-term debt	(2,308)	(1,346)
Total liabilities prior to derivative netting	(109,798)	(103,711)
Fair value liabilities, Derivative netting	62,144	61,827
Total liabilities after derivative netting	(47,654)	(41,884)
Fair value, recurring [Member] | Total Consumer [Member] | Residential mortgage [Member]
Assets:
Mortgage servicing rights	7,468	9,310
Fair value, recurring [Member] | Interest rate contracts [Member]
Assets:
Gross derivative assets	32,445	41,086
Liabilities:
Total derivative liabilities (gross)	(36,882)	(43,473)
Fair value, recurring [Member] | Commodity contracts [Member]
Assets:
Gross derivative assets	2,741	6,000
Liabilities:
Total derivative liabilities (gross)	(2,746)	(3,445)
Fair value, recurring [Member] | Equity contracts [Member]
Assets:
Gross derivative assets	13,305	9,573
Liabilities:
Total derivative liabilities (gross)	(13,810)	(8,254)
Fair value, recurring [Member] | Foreign exchange contracts [Member]
Assets:
Gross derivative assets	24,767	22,213
Liabilities:
Total derivative liabilities (gross)	(27,157)	(26,686)
Fair value, recurring [Member] | Credit contracts [Member]
Assets:
Gross derivative assets	113	66
Liabilities:
Total derivative liabilities (gross)	(44)	(36)
Fair value, recurring [Member] | Debt securities [Member]
Assets:
Trading debt securities	97,302	86,155
Available-for-sale debt securities	130,448	113,594
Fair value, recurring [Member] | Securities of U.S. Treasury and federal agencies [Member]
Assets:
Trading debt securities	35,205	33,374
Available-for-sale debt securities	45,467	45,285
Fair value, recurring [Member] | Collateralized loan obligations [Member]
Assets:
Trading debt securities	826	690
Available-for-sale debt securities	1,533	3,981
Fair value, recurring [Member] | Corporate debt securities [Member]
Assets:
Trading debt securities	12,941	10,367
Fair value, recurring [Member] | Non-U.S. government securities [Member]
Assets:
Available-for-sale debt securities	164	162
Fair value, recurring [Member] | Securities of U.S. states and political subdivisions [Member]
Assets:
Available-for-sale debt securities	20,066	10,445
Fair value, recurring [Member] | Federal agency mortgage-backed securities [Member]
Assets:
Trading debt securities	42,944	34,447
Available-for-sale debt securities	59,578	48,137
Fair value, recurring [Member] | Non-agency mortgage-backed securities [Member]
Assets:
Trading debt securities	1,487	1,255
Available-for-sale debt securities	2,749	3,284
Fair value, recurring [Member] | Other debt securities [Member]
Assets:
Trading debt securities	3,899	6,022
Available-for-sale debt securities	891	2,300
Fair value, recurring [Member] | Equity securities [Member]
Assets:
Equity securities	19,841	28,383
Fair value, recurring [Member] | Marketable equity securities [Member]
Assets:
Marketable equity securities	10,864	18,616
Fair value, recurring [Member] | Nonmarketable equity securities [Member]
Assets:
Nonmarketable equity securities	8,977	9,767
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets:
Loans held for sale	0	0
Gross derivative assets	266	401
Other assets	0	0
Total assets prior to derivative netting	88,760	93,057
Liabilities:
Total derivative liabilities (gross)	(236)	(340)
Short-sale and other liabilities	(19,695)	(14,791)
Interest-bearing deposits fair value disclosure	0	0
Long-term debt	0	0
Total liabilities prior to derivative netting	(19,931)	(15,131)
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Total Consumer [Member] | Residential mortgage [Member]
Assets:
Mortgage servicing rights	0	0
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Interest rate contracts [Member]
Assets:
Gross derivative assets	195	262
Liabilities:
Total derivative liabilities (gross)	(201)	(193)
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Commodity contracts [Member]
Assets:
Gross derivative assets	0	0
Liabilities:
Total derivative liabilities (gross)	0	0
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Equity contracts [Member]
Assets:
Gross derivative assets	71	112
Liabilities:
Total derivative liabilities (gross)	(35)	(118)
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Foreign exchange contracts [Member]
Assets:
Gross derivative assets	0	27
Liabilities:
Total derivative liabilities (gross)	0	(29)
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Credit contracts [Member]
Assets:
Gross derivative assets	0	0
Liabilities:
Total derivative liabilities (gross)	0	0
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Debt securities [Member]
Assets:
Trading debt securities	32,178	28,844
Available-for-sale debt securities	45,467	45,285
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Securities of U.S. Treasury and federal agencies [Member]
Assets:
Trading debt securities	32,178	28,844
Available-for-sale debt securities	45,467	45,285
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Collateralized loan obligations [Member]
Assets:
Trading debt securities	0	0
Available-for-sale debt securities	0	0
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Corporate debt securities [Member]
Assets:
Trading debt securities	0	0
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Non-U.S. government securities [Member]
Assets:
Available-for-sale debt securities	0	0
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Securities of U.S. states and political subdivisions [Member]
Assets:
Available-for-sale debt securities	0	0
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Federal agency mortgage-backed securities [Member]
Assets:
Trading debt securities	0	0
Available-for-sale debt securities	0	0
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Non-agency mortgage-backed securities [Member]
Assets:
Trading debt securities	0	0
Available-for-sale debt securities	0	0
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Other debt securities [Member]
Assets:
Trading debt securities	0	0
Available-for-sale debt securities	0	0
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Equity securities [Member]
Assets:
Equity securities	10,849	18,527
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Marketable equity securities [Member]
Assets:
Marketable equity securities	10,849	18,527
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Nonmarketable equity securities [Member]
Assets:
Nonmarketable equity securities	0	0
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member]
Assets:
Loans held for sale	2,444	3,427
Gross derivative assets	72,002	77,639
Other assets	0	0
Total assets prior to derivative netting	233,122	216,061
Liabilities:
Total derivative liabilities (gross)	(74,302)	(76,859)
Short-sale and other liabilities	(5,776)	(5,513)
Interest-bearing deposits fair value disclosure	(1,297)	0
Long-term debt	(2,308)	(1,346)
Total liabilities prior to derivative netting	(83,683)	(83,718)
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Total Consumer [Member] | Residential mortgage [Member]
Assets:
Mortgage servicing rights	0	0
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Interest rate contracts [Member]
Assets:
Gross derivative assets	31,434	40,503
Liabilities:
Total derivative liabilities (gross)	(32,298)	(40,377)
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Commodity contracts [Member]
Assets:
Gross derivative assets	2,723	5,866
Liabilities:
Total derivative liabilities (gross)	(2,719)	(3,325)
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Equity contracts [Member]
Assets:
Gross derivative assets	13,041	9,051
Liabilities:
Total derivative liabilities (gross)	(12,108)	(6,502)
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Foreign exchange contracts [Member]
Assets:
Gross derivative assets	24,730	22,175
Liabilities:
Total derivative liabilities (gross)	(27,138)	(26,622)
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Credit contracts [Member]
Assets:
Gross derivative assets	74	44
Liabilities:
Total derivative liabilities (gross)	(39)	(33)
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Debt securities [Member]
Assets:
Trading debt securities	64,967	57,126
Available-for-sale debt securities	84,760	68,033
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Securities of U.S. Treasury and federal agencies [Member]
Assets:
Trading debt securities	3,027	4,530
Available-for-sale debt securities	0	0
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Collateralized loan obligations [Member]
Assets:
Trading debt securities	762	540
Available-for-sale debt securities	1,533	3,981
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Corporate debt securities [Member]
Assets:
Trading debt securities	12,859	10,344
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Non-U.S. government securities [Member]
Assets:
Available-for-sale debt securities	164	162
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Securities of U.S. states and political subdivisions [Member]
Assets:
Available-for-sale debt securities	20,009	10,332
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Federal agency mortgage-backed securities [Member]
Assets:
Trading debt securities	42,944	34,447
Available-for-sale debt securities	59,578	48,137
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Non-agency mortgage-backed securities [Member]
Assets:
Trading debt securities	1,477	1,243
Available-for-sale debt securities	2,748	3,284
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Other debt securities [Member]
Assets:
Trading debt securities	3,898	6,022
Available-for-sale debt securities	728	2,137
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Equity securities [Member]
Assets:
Equity securities	8,949	9,836
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Marketable equity securities [Member]
Assets:
Marketable equity securities	9	86
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Nonmarketable equity securities [Member]
Assets:
Nonmarketable equity securities	8,940	9,750
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member]
Assets:
Loans held for sale	448	793
Gross derivative assets	1,103	898
Other assets	49	0
Total assets prior to derivative netting	9,489	11,482
Liabilities:
Total derivative liabilities (gross)	(6,101)	(4,695)
Short-sale and other liabilities	(83)	(167)
Interest-bearing deposits fair value disclosure	0	0
Long-term debt	0	0
Total liabilities prior to derivative netting	(6,184)	(4,862)
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Total Consumer [Member] | Residential mortgage [Member]
Assets:
Mortgage servicing rights	7,468	9,310
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Interest rate contracts [Member]
Assets:
Gross derivative assets	816	321
Liabilities:
Total derivative liabilities (gross)	(4,383)	(2,903)
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Commodity contracts [Member]
Assets:
Gross derivative assets	18	134
Liabilities:
Total derivative liabilities (gross)	(27)	(120)
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Equity contracts [Member]
Assets:
Gross derivative assets	193	410
Liabilities:
Total derivative liabilities (gross)	(1,667)	(1,634)
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Foreign exchange contracts [Member]
Assets:
Gross derivative assets	37	11
Liabilities:
Total derivative liabilities (gross)	(19)	(35)
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Credit contracts [Member]
Assets:
Gross derivative assets	39	22
Liabilities:
Total derivative liabilities (gross)	(5)	(3)
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Debt securities [Member]
Assets:
Trading debt securities	157	185
Available-for-sale debt securities	221	276
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Securities of U.S. Treasury and federal agencies [Member]
Assets:
Trading debt securities	0	0
Available-for-sale debt securities	0	0
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Collateralized loan obligations [Member]
Assets:
Trading debt securities	64	150
Available-for-sale debt securities	0	0
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Corporate debt securities [Member]
Assets:
Trading debt securities	82	23
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Non-U.S. government securities [Member]
Assets:
Available-for-sale debt securities	0	0
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Securities of U.S. states and political subdivisions [Member]
Assets:
Available-for-sale debt securities	57	113
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Federal agency mortgage-backed securities [Member]
Assets:
Trading debt securities	0	0
Available-for-sale debt securities	0	0
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Non-agency mortgage-backed securities [Member]
Assets:
Trading debt securities	10	12
Available-for-sale debt securities	1	0
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Other debt securities [Member]
Assets:
Trading debt securities	1	0
Available-for-sale debt securities	163	163
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Equity securities [Member]
Assets:
Equity securities	43	20
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Marketable equity securities [Member]
Assets:
Marketable equity securities	6	3
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member]
Assets:
Nonmarketable equity securities	$ 37	$ 17